Shareholder Report, Average Annual Return (Details) B027626_Direxion Daily LLY Bear 1X Shares_TF_TSR Annual {TF}	7 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily LLY Bear 1X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Direxion Daily LLY Bear 1X Shares NAV
Average Annual Return, Percent	(9.35%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent	19.28%
Eli Lilly and Company [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Eli Lilly and Company
Average Annual Return, Percent	1.23%